IFRS 7 - Disclosure - Credit Risk - Summary of Rating Profile of OTC Derivative Mark to Market (MTM) Receivables (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Exposure	$ 975,254	$ 1,054,714
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 6,810	$ 14,140
Exposure percentage	100.00%	100.00%
Investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 5,780	$ 11,180
Exposure percentage	84.80%	79.10%
Non investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 1,010	$ 2,870
Exposure percentage	14.90%	20.30%
Watch list [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 10	$ 90
Exposure percentage	0.20%	0.60%
Default [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 0
Exposure percentage	0.00%
Unrated [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 10
Exposure percentage	0.10%